OTHER NON-CURRENT LIABILITIES - THIRD PARTIES	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT LIABILITIES -THIRD PARTIES
OTHER NON-CURRENT LIABILITIES -THIRD PARTIES

19.OTHER NON-CURRENT LIABILITIES – THIRD PARTIES

Other non-current liabilities – third parties consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Deposits from third parties	19,210	15,824
Conditional and refundable government grants (i)	77,654	—
Warranty provision	6,539	—
Total	103,403	15,824
(i)The Group was awarded grants from governments and conditional on the operation performance and tax contribution in certain specified regions in the next few years. The government grants have been received and recognized as other non-current liabilities, which will be released to government grants in the consolidated and combined statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of December 31, 2023, the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, thus the Group classify these liabilities as other non-current liabilities.